Own shares (Tables)	12 Months Ended
Mar. 31, 2020
Equity [abstract]
Summary of Own Shares

	Treasury shares[a]		Employee share ownership trust[a]		Total
	millions	£m	millions	£m	millions	£m
At 31 March 2018	46	(145)	12	(41)	58	(186)
Own shares purchased[b]	—	—	5	(9)	5	(9)
Share options exercised[b]	(1)	2	—	—	(1)	2
Executive share awards vested	—	—	(8)	26	(8)	26
At 1 April 2019	45	(143)	9	(24)	54	(167)
Own shares purchased[b]	41	(80)	3	(6)	44	(86)
Share options exercised[b]	—	—	—	—	—	—
Executive share awards vested	—	—	(8)	22	(8)	22
Conversion of ADR shares[c]	—	—	3	(6)	3	(6)
At 31 March 2020	86	(223)	7	(14)	93	(237)

[a]
At 31 March 2020, 85,921,056 shares (2018/19: 45,308,559) with an aggregate nominal value of £4m (2018/19: £2m) were held at cost as treasury shares and 7,255,789 shares (2018/19: 9,021,714) with an aggregate nominal value of £nil (2018/19: £nil) were held in the Trust.

[b]
See group cash flow statement on page 128. The cash paid for the repurchase of ordinary shares was £86m (2018/19: £9m). The cash received for proceeds on the issue of treasury shares was £2m (2018/19: £5m).

[c]	Conversion of American depositary receipts to ordinary shares following delisting from the NYSE and termination of BT's ADR programme from the US Securities Exchange Commission registration.